PLANT AND EQUIPMENT (Details Textual) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Depreciation	$ 331,596	$ 125,530	$ 638,671	$ 183,154	$ 443,361	$ 220,810